PROPERTY, EQUIPMENT AND LEASED ASSETS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
PROPERTY, EQUIPMENT AND LEASED ASSETS
PROPERTY, EQUIPMENT AND LEASED ASSETS

9. PROPERTY, EQUIPMENT AND LEASED ASSETS

Property, equipment and leased assets consist of the following (in thousands):

		At March 31, 2015			At December 31, 2014
	Useful Life (years)	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Property, equipment and leased assets
Rental pool - deployed	2 - 4	$74,742	$7,429	$67,313	$70,295	$876	$69,419
Rental pool - undeployed	2 - 4	11,321	1,318	10,003	10,562	151	10,411
ATM equipment	5	22,099	15,416	6,683	23,572	16,544	7,028
Office, computer and other equipment	3	15,885	9,736	6,149	15,238	8,848	6,390
Leasehold and building improvements	Lease Term	6,294	1,187	5,107	6,289	895	5,394
Machinery and equipment	3 - 5	3,469	282	3,187	3,395	34	3,361
Cash advance equipment	3	3,922	2,023	1,899	3,372	1,873	1,499
Other	2 - 5	2,649	231	2,418	2,772	189	2,583
Total		$140,381	$37,622	$102,759	$135,495	$29,410	$106,085

Depreciation expense related to other property, equipment and leased assets totaled approximately $10.4 million and $1.9 million for the three months ended March 31, 2015 and 2014, respectively. Our property, equipment and leased assets were not impaired for the three months ended March 31, 2015 and 2014.

9. PROPERTY, EQUIPMENT AND LEASED ASSETS

Property, equipment and leased assets consist of the following (in thousands):

				At June 30, 2015			At December 31, 2014
	Useful Life				Accumulated	Net Book		Accumulated	Net Book
	(Years)			Cost	Depreciation	Value	Cost	Depreciation	Value
Property, equipment and leased assets
Rental pool - deployed	2	-	4	$78,058	$13,992	$64,066	$70,295	$876	$69,419
Rental pool - undeployed	2	-	4	14,831	2,699	12,132	10,562	151	10,411
ATM equipment			5	20,818	14,692	6,126	23,572	16,544	7,028
Office, computer and other equipment			3	16,745	10,543	6,202	15,238	8,848	6,390
Leasehold and building improvements	Lease Term			6,142	1,456	4,686	6,289	895	5,394
Machinery and equipment	3	-	5	5,282	538	4,744	3,395	34	3,361
Cash advance equipment			3	6,620	2,159	4,461	3,372	1,873	1,499
Other	2	-	5	2,524	420	2,104	2,772	189	2,583
Total				$151,020	$46,499	$104,521	$135,495	$29,410	$106,085

Depreciation expense related to other property, equipment and leased assets totaled approximately $10.7 million and $21.1 million and $1.9 million and $3.8 million for the three and six months ended June 30, 2015 and 2014, respectively. Our property, equipment and leased assets were not impaired for the three and six months ended June 30, 2015 and 2014.

10. PROPERTY, EQUIPMENT AND LEASED ASSETS

Property, equipment and leased assets consist of the following (amounts in thousands):

				At December 31, 2014			At December 31, 2013
	Useful Life				Accumulated	Net Book		Accumulated	Net Book
	(Years)			Cost	Depreciation	Value	Cost	Depreciation	Value
Property, equipment and leased assets
Rental pool - deployed	2	-	4	$70,295	$876	$69,419	$—	$—	$—
Rental pool - undeployed	2	-	4	10,562	151	10,411	—	—	—
ATM equipment			5	23,572	16,543	7,029	28,394	22,011	6,383
Office, computer and other equipment			3	15,238	8,848	6,390	11,729	5,408	6,321
Leasehold and building improvements	Lease Term			6,289	895	5,394	6,362	1,268	5,094
Machinery and equipment	3	-	5	3,395	34	3,361	—	—	—
Cash advance equipment			3	3,372	1,873	1,499	3,178	2,266	912
Other	2	-	5	2,772	189	2,583	—	—	—
Total				$135,495	$29,410	$106,085	$49,663	$30,953	$18,710